NORTHWESTERN MUTUAL LIFE

720 East Wisconsin Avenue

Milwaukee, WI 53202

414-665-2092

May 3, 2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account II (“Registrant”)
Post-Effective Amendment No. 1 to Form N-6 Registration Statement
File Nos. 333-136124 and 811-21930
CIK No. 0001359314
Rule 497 Filing

Commissioners:

On behalf of The Northwestern Mutual Life Insurance Company (the “Company”) and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable universal life policies offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 20, 2007.

Please direct any question or comment to me at the (414) 665-2092.

/s/ TERRY R. YOUNG
Terry R. Young
Assistant General Counsel &
Assistant Secretary